Income taxes - Disclosure of the continuity of deferred tax balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 221,435	$ 74,351
Additions from business acquisitions	(45,392)	0
Recognized in earnings	(626)	146,100
Recognized in other comprehensive income	(7,474)	1,556
Recognized in equity	(5,811)	(3,599)
Foreign currency translation adjustment and other	5,479	3,027
Ending balance	167,611	221,435
Accounts payable, accrued compensation and liabilities, provisions, and other long-term liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	132,021	112,599
Additions from business acquisitions	0	0
Recognized in earnings	(13,894)	20,946
Recognized in other comprehensive income	0	0
Recognized in equity	(5,811)	(3,599)
Foreign currency translation adjustment and other	3,933	2,075
Ending balance	116,249	132,021
Tax benefits on losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	51,180	56,078
Additions from business acquisitions	0	0
Recognized in earnings	618	(7,265)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	2,164	2,367
Ending balance	53,962	51,180
Retirement benefits obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	27,034	27,243
Additions from business acquisitions	0	0
Recognized in earnings	2,297	795
Recognized in other comprehensive income	(13,062)	(356)
Recognized in equity	0	0
Foreign currency translation adjustment and other	2,125	(648)
Ending balance	18,394	27,034
Capitalized research and development
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	174,467	92,880
Additions from business acquisitions	0	0
Recognized in earnings	18,545	82,302
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	5,370	(715)
Ending balance	198,382	174,467
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	156,479	169,288
Additions from business acquisitions	4,360	0
Recognized in earnings	(712)	(16,919)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	7,925	4,110
Ending balance	168,052	156,479
PP&E, contract costs, intangible assets and other long-term assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(73,149)	(123,717)
Additions from business acquisitions	(44,860)	0
Recognized in earnings	(4,353)	49,457
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(4,801)	1,111
Ending balance	(127,163)	(73,149)
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(123,982)	(143,411)
Additions from business acquisitions	(4,360)	0
Recognized in earnings	3,237	23,077
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(6,800)	(3,648)
Ending balance	(131,905)	(123,982)
Work in progress
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(15,621)	(14,372)
Additions from business acquisitions	0	0
Recognized in earnings	(3,593)	(926)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(857)	(323)
Ending balance	(20,071)	(15,621)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(93,682)	(87,259)
Additions from business acquisitions	0	0
Recognized in earnings	(20,157)	(6,346)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(2,949)	(77)
Ending balance	(116,788)	(93,682)
Refundable tax credits on salaries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(24,943)	(22,568)
Additions from business acquisitions	(532)	0
Recognized in earnings	6,257	(2,478)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(25)	103
Ending balance	(19,243)	(24,943)
Cash flow and net investment hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	14,060	(4,010)
Additions from business acquisitions	0	0
Recognized in earnings	26	14,164
Recognized in other comprehensive income	5,873	5,374
Recognized in equity	0	0
Foreign currency translation adjustment and other	294	(1,468)
Ending balance	20,253	14,060
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(2,429)	11,600
Additions from business acquisitions	0	0
Recognized in earnings	11,103	(10,707)
Recognized in other comprehensive income	(285)	(3,462)
Recognized in equity	0	0
Foreign currency translation adjustment and other	(900)	140
Ending balance	$ 7,489	$ (2,429)